Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2023
Pension and other post-retirement benefits
30 Pension and other post-retirement benefits
The Bank provides pension and other post-retirement benefits for its employees through participation in various defined contribution and defined benefit plans.
Defined contribution pension plans
The Bank covers pension requirements for its employees in Switzerland through participation in the Pension Fund of Credit Suisse Group (Switzerland) and the Pension Fund 2 of Credit Suisse Group (Switzerland), which are set up as foundations domiciled in Zurich. The Bank accounts for both plans on a defined contribution basis whereby it only recognizes the amounts required to be contributed to these plans during the period as expense and only recognizes a liability for any contributions due and unpaid. No other expense or balance sheet amounts related to these plans are recognized by the Bank.
In December 2023, the Board of Trustees of the Pension Fund of Credit Suisse Group (Switzerland) decided to align its Swiss pension scheme to that of the Pension Fund of UBS, effective as of January 1, 2027. On that date, the Swiss pension plan of the Pension Fund of Credit Suisse Group (Switzerland) will adopt the plan rules of the UBS Pension Fund. The retirement capital savings plan under the Pension Fund 2 of Credit Suisse Group (Switzerland) will remain in place as of this date but will be closed for further contributions. These changes had no accounting implications under US GAAP for Credit Suisse in 2023.
Outside of Switzerland, the Bank contributes to various defined contribution pension plans, primarily in the US and the UK, as well as other countries throughout the world.
During 2023, 2022 and 2021, the Bank contributed to these plans and recognized as expense CHF 415 million, CHF 426 million and CHF 483 million, respectively.
Defined benefit pension and other post-retirement defined benefit plans
Defined benefit pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plan
In the US, the Bank has a defined benefit plan that provides post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2023	2022	2021	2023	2022	2021
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	12	14	14	0	0	0
Interest costs on benefit obligation	86	58	49	5	3	2
Expected return on plan assets	(135)	(67)	(65)	0	0	0
Amortization of recognized prior service cost/(credit)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	(4)	9	14	0	1	1
Settlement losses/(gains)	14	11	8	0	0	0
Net periodic benefit costs/(credits)	(26)	26	21	5	4	3
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.
The following table shows the changes in the PBO, the accumulated benefit obligation (ABO), the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2023	2022	2023	2022
PBO (CHF million) [1]
Beginning of the measurement period	1,897	3,022	107	140
Service cost	12	14	0	0
Interest cost	86	58	5	3
Plan amendments	0	4	0	0
Settlements	(59)	(37)	0	0
Curtailments	(1)	0	0	0
Actuarial losses/(gains)	20	(908)	2	(27)
Benefit payments	(67)	(71)	(12)	(11)
Exchange rate losses/(gains)	(120)	(185)	(8)	2
End of the measurement period	1,768	1,897	94	107
Fair value of plan assets (CHF million)
Beginning of the measurement period	2,316	3,802	0	0
Actual return on plan assets	92	(1,132)	0	0
Employer contributions	10	16	12	11
Settlements	(59)	(37)	0	0
Benefit payments	(67)	(71)	(12)	(11)
Exchange rate gains/(losses)	(126)	(262)	0	0
End of the measurement period	2,166	2,316	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	398	419	(94)	(107)
Funded status recognized in the consolidated balance sheet as of December 31	398	419	(94)	(107)
Total amount recognized (CHF million)
Noncurrent assets	520	559	0	0
Current liabilities	(11)	(7)	(7)	(10)
Noncurrent liabilities	(111)	(133)	(87)	(97)
Net amount recognized in the consolidated balance sheet as of December 31	398	419	(94)	(107)
ABO (CHF million) [2]
End of the measurement period	1,758	1,880	94	107
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The remeasurement loss on the international pension plans recorded as of December 31, 2023 consisted of losses on the asset portfolio of CHF 43 million and losses on the PBO of CHF 20 million due to changes in financial and demographic assumptions, primarily a decrease in the discount rate and updates on the membership data. The remeasurement loss on the international pension plans recorded as of December 31, 2022 consisted of losses on the asset portfolio of CHF 1,199 million, partially offset by gains on the PBO of CHF 908 million due to changes in financial and demographic assumptions, primarily an increase in the discount rate and updates on the membership data.
In 2024, the Bank expects to contribute CHF 14 million to the international defined benefit pension plans and CHF 7 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2023 and 2022, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2023	2022	2023	2022
PBO/ABO exceeded plan assets (CHF million)
PBO	127	809	127	146
ABO	120	797	120	135
Fair value of plan assets	5	669	5	6
Amounts recognized in AOCI and OCI
The following table shows the actuarial gains/(losses) and the prior service credits/(costs), which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2023	2022	2023	2022	2023	2022
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(599)	(576)	(8)	(6)	(607)	(582)
Prior service credits/(costs)	(11)	(12)	3	3	(8)	(9)
Total	(610)	(588)	(5)	(3)	(615)	(591)
The following table shows the changes in OCI due to actuarial gains/(losses), the prior service credits/(costs) recognized in AOCI during 2023 and 2022 as well as the amortization of the aforementioned items as components of net periodic benefit costs for these periods.
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2023 (CHF million)
Actuarial gains/(losses)	(63)	28	(35)	(2)	0	(2)	(37)
Amortization of actuarial losses/(gains)	(4)	2	(2)	0	0	0	(2)
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	14	0	14	0	0	0	14
Total	(52)	30	(22)	(2)	0	(2)	(24)
2022 (CHF million)
Actuarial gains/(losses)	(284)	94	(190)	27	(7)	20	(170)
Prior service credits/(costs)	(4)	0	(4)	0	0	0	(4)
Amortization of actuarial losses/(gains)	9	(1)	8	1	0	1	9
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	11	(3)	8	0	0	0	8
Total	(267)	90	(177)	28	(7)	21	(156)
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
Net periodic benefit cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic benefit costs for the 12-month period following this date.
The discount rates are determined based on yield curves constructed from high-quality corporate bonds currently available and observable in the market and are expected to be available during the period to maturity of the pension benefits. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels. The expected long-term rate of return on plan assets assumption is applied to the market-related value of assets to calculate the expected return on plan assets as a component of the net periodic benefit costs. It is based on long-term expected returns, inflation, interest rates, risk premiums and the pension plan’s asset allocation. The estimates take into consideration historical asset category returns.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2023	2022	2021	2023	2022	2021
Net periodic benefit cost (%)
Discount rate - service cost	4.60	2.90	2.64	–	–	–
Discount rate - interest cost	5.03	2.10	1.56	5.02	2.23	1.74
Salary increases	3.20	3.32	2.97	–	–	–
Expected long-term rate of return on plan assets	4.35	2.01	1.79	–	–	–
Benefit obligation (%)
Discount rate	4.69	4.75	2.13	4.83	5.18	2.89
Salary increases	3.25	3.18	3.32	–	–	–
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2023	2022	2023	2022	2023	2022	2023	2022
Life expectancy (years)
UK	SAPS S3 light tables	[1]	23.1	23.5	24.3	24.8	24.7	25.1	26.1	26.5
US	Pri-2012 mortality tables	[2]	22.0	20.7	23.4	21.9	23.5	22.6	24.8	23.7
1 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
Mortality assumptions are based on standard mortality tables and standard models and methodologies for projecting future improvements to mortality as developed and published by external independent actuarial societies and actuarial organizations.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates.
Health care cost trend rates
in / end of	2023	2022	2021
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.3	6.3	6.5
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2034.
The annual health care cost trend rate used to determine the net periodic defined benefit costs for 2024 is 8.3%.
Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The main defined benefit plans in the UK and the US employ asset liability matching strategies, where the portfolios are mostly invested in debt securities with maturity profiles similar to that of the pension plans’ expected future cash flows, with the aim of minimizing interest rate and inflation risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial conditions. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and investment portfolio reviews.
As of December 31, 2023 and 2022, no material UBS debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value hierarchy of plan assets
> Refer to “Fair value measurement” in Note 34 – Financial instruments for discussion of the fair value hierarchy.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2023 and 2022 for the Bank’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2023						2022
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	46	199		0	0	245	28	90		0	0	118
Debt securities	1,030	457		0	300	1,787	1,222	522		0	326	2,070
of which governments	1,030	0		0	0	1,030	1,222	44		0	0	1,266
of which corporates	0	457		0	300	757	0	478		0	326	804
Equity securities	0	54		0	16	70	0	61		0	45	106
Alternative investments	0	(10)		0	0	(10)	0	(59)		0	0	(59)
of which other	0	(10)	[1]	0	0	(10)	0	(59)	[1]	0	0	(59)
Other investments	0	74		0	0	74	0	81		0	0	81
Total plan assets at fair value	1,076	774		0	316	2,166	1,250	695		0	371	2,316
1 Primarily related to derivative instruments.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents include money market instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.
Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets or as units in mutual funds. Debt securities for which market prices are not available are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment. Units in mutual funds which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV.
Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV.
Derivatives
Derivatives include both OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date.
Plan asset allocation
December 31	2023	2022
Weighted-average (%)
Cash and cash equivalents	11.4	5.1
Debt securities	82.5	89.4
Equity securities	3.2	4.5
Alternative investments	(0.5)	(2.5)
Insurance	3.4	3.5
Total	100.0	100.0
The following table shows the target plan asset allocation for 2024 in accordance with the Bank’s investment strategy.
2024 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	1.5
Debt securities	91.4
Equity securities	3.7
Insurance	3.4
Total	100.0
Estimated future benefit payments
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2024	111	7
2025	108	9
2026	112	8
2027	107	8
2028	103	7
For five years thereafter	572	31